Note 13 - Intangible Assets	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of intangible assets [text block]
13.	INTANGIBLE ASSETS

As at March 31, 2019
	Goodwill	Brand	Technology 1	Customer relationships	Sales networks and affinity relationships	Other	Total
Cost:
Opening balance - April 1, 2018	$300,673	$30,205	$80,401	$18,027	$51,963	$495	$481,764
Acquisition	40,630	3,000	-	12,600	-	-	56,230
Assets held for sale	-	-	(2,453)	-	-	(3)	(2,456)
Additions	-	-	38,383	-	-	-	38,383
Exchange differences	(1,382)	1,100	1,332	623	1,890	(439)	3,124
Ending balance, March 31, 2019	339,921	34,305	117,663	31,250	53,853	53	577,045

Accumulated amortization:
Opening balance - April 1, 2018	-	-	(36,309)	(1,309)	(42,220)	-	(79,838)
Assets held for sale	-	-	18	-	-	2	20
Amortization charge for the year	-	(100)	(14,927)	(1,018)	(6,610)	-	(22,655)
Exchange differences	-	-	1,883	(2,142)	(1,657)	-	(1,916)
Ending balance, March 31, 2019	-	(100)	(49,335)	(4,469)	(50,487)	2	(104,389)

Net book value, March 31, 2019	$339,921	$34,205	$68,328	$26,781	$3,366	$55	$472,656
1
Technology includes work in progress IT projects of
$27.3
million

As at March 31, 2018
	Goodwill	Brand	Technology	Customer relationships	Sales network and affinity relationships	Other	Total
Cost:
Opening balance - April 1, 2017	$289,201	$31,154	$48,525	$-	$53,595	$-	$422,475
Acquisition of a subsidiary	14,699	-	1,409	17,387	-	347	33,842
Additions	-	-	30,938	-	-	-	30,938
Exchange differences	(3,227)	(949)	(471)	640	(1,632)	148	(5,491)
Ending balance, March 31, 2018	300,673	30,205	80,401	18,027	51,963	495	481,764

Accumulated amortization:
Opening balance - April 1, 2017	-	-	(27,641)	-	(36,847)	-	(64,488)
Amortization charge for the year	-	-	(8,924)	(1,309)	(6,466)	-	(16,699)
Exchange differences	-	-	256	-	1,093	-	1,349
Ending balance, March 31, 2018	-	-	(36,309)	(1,309)	(42,220)	-	(79,838)
Net book value, March 31, 2018	$300,673	$30,205	$44,092	$16,718	$9,743	$495	$401,926

The capitalized internally developed costs relate to the development of new customer billing and analysis software solutions for the different energy markets of Just Energy. All research costs and development costs, not
eligible for capitalization, have been expensed and are recognized in administrative expenses.